Note 18 - Contract Balances, Performance Obligations and Contract Costs	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
Note
18
– Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue
The following table presents the changes in the deferred revenue balance as follows:

Deferred Revenue
Balance at January 31, 2018	32,113
Recognition of unearned revenue	(27,252)
Deferral of revenue	29,423
Increases from business combinations	1,789
Effect of movements in foreign exchange	(982)
Balance at January 31, 2019	35,091
Current	34,236
Long-term	855

Performance Obligations
As of
January 31, 2019,
approximately
$199.9
million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately
80%
of these remaining performance obligations over the next
24
months with the balance recognized thereafter.

Contract Assets
The following table presents the changes in the contract assets balance as follows:

Contract Assets
Balance at January 31, 2018	-
Adjustment for adoption of ASC 606	495
Balance at February 1, 2018	495
Transfers to trade receivables from contract assets	(266)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	606
Effect of movements in foreign exchange	(23)
Balance at January 31, 2019	812

Contract Costs
Capitalized contract costs net of accumulated amortization is
$7.3
million at
January 31, 2019.
In the comparative periods, such contract costs were primarily recognized as selling expenses when incurred. Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates.
The total contract cost amortization included in sales and marketing expenses was
$1.8
million for the year ended
January 31, 2019.
There was
no
impairment loss in relation to the costs capitalized during the year ended
January 31, 2019.